Convertible bonds (Tables)	12 Months Ended
Dec. 31, 2024
Convertible bonds
Schedule of movement in the fair value of convertible bonds

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Opening balance	—	272,684
New issuance	474,117	251,594
Fair value changes	116,520	(426)
Conversion to shares (Note 21(ii))	(319,335)	(29,785)
Notes matured	—	(255,458)
Exchange differences	1,382	2,915
Closing balance	272,684	241,524

Schedule of the inputs used for the valuation of the convertible bonds

As of December 31,
	2024	2023
Expected volatility	71.75% - 73.64%	70.36% - 78.64%
Risk–free interest rate	4.19% - 4.20%	5.08% - 5.49%
Bond Maturity	0.76 - 0.98	0.51 - 0.94
Weighted average share price	US$2.00	US$1.52 - US$6.63